INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS
13	INTANGIBLE ASSETS

		Deferred
	Intellectual	Development	Customer
	Property	Costs	Relationships	Brands	Other	Total
Cost
Balance as at December 31, 2019	8,801	1,222	4,903	1,357	128	16,411
Additions	165	2,075	—	—	46	2,286

Balance as at December 31, 2020	8,966	3,297	4,903	1,357	174	18,697
Additions	237	2,889	—	—	17	3,143
Disposal	—	—	—	—	(128)	(128)
Acquired through business combination (Note 5)	5,611	—	10,857	311	—	16,779
Effect of movement in exchange rates	409	—	824	24	1	1,258

Balance as at December 31, 2021	15,223	6,186	16,584	1,692	64	39,749

Accumulated Amortization
Balance as at December 31, 2019	1,119	76	504	140	11	1,850
Amortization	1,169	754	490	136	19	2,568

Balance as at December 31, 2020	2,288	830	994	276	30	4,418
Amortization	1,594	1,581	1,154	155	15	4,499
Disposal	—	—	—	—	(39)	(39)
Effect of movement in exchange rates	8	—	18	—	—	26

Balance as at December 31, 2021	3,890	2,411	2,166	431	6	8,904

Carrying Amount

Balance as at December 31, 2020	6,678	2,467	3,909	1,081	144	14,279

Balance as at December 31, 2021	11,333	3,775	14,418	1,261	58	30,845

In the year ended December 31, 2021, amortization expense of EUR 4,499 was recognized within selling, general and administrative expenses (year ended December 31, 2020: EUR 2,568).

In the year ended December 31, 2021, loss on disposal or disposal of intangible assets of EUR 89 was recognized in the consolidated statements of loss and comprehensive loss in relation to the disposal of a gaming licence asset (year ended December 31, 2020: nil).